INTANGIBLES OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2020
INTANGIBLES OTHER THAN GOODWILL
INTANGIBLES OTHER THAN GOODWILL

NOTE 7 — INTANGIBLES OTHER THAN GOODWILL

Intangible assets include patents, copyrights, trade secrets, know-how, software, and all other intellectual property and proprietary rights (collectively referred to as “Licensed Technology”) connected with the electric pickup truck and other electric vehicle technology. The Licensed Technology was previously owned by Workhorse and contributed in exchange for common shares in the Company, which was valued at $11.1 million. The Company will amortize the acquired intangible when placed in use over 3 years which was the determined period of derived economic benefit.